Taxes	12 Months Ended
Jun. 30, 2026
Taxes [Abstract]
TAXES

NOTE 13 – TAXES

The Company is registered in the Cayman Islands. The Company generated substantially all of its income/ (loss) from its PRC operations for the years ended June 30, 2026, 2025 and 2024.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

E-Home Hong Kong is not subject to tax on income or capital gain since there have no operations in Hong Kong for the years ended June 30, 2026, 2025 and 2024, respectively.

PRC

Income Tax

On March 16, 2007, the National People’s Congress of PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax (“EIT”) at a uniform rate of 25%. The EIT Law became effective on January 1, 2008. 25% tax rates apply to all the PRC operation subsidiaries in the Company.

The provision for income tax for the years ended June 30, 2026, 2025 and 2024 consisted of the following:

	2026	2025	2024
Current income tax provision	$1,243,875	$-	$-
Deferred income tax provision	-	-	-
Total	$1,243,875	$-	$-

The following table sets forth reconciliation between the statutory EIT rate and the effective tax for the years ended June 30, 2026, 2025 and 2024, respectively:

	2026	2025	2024
Income (Loss) before income taxes	$2,201,652	$(5,634,218)	$(19,005,691)
Provision for income taxes at statutory tax rate in the PRC	550,413	(1,483,426)	(3,054,079)
Temporary difference not recognized as deferred tax assets	78,721	1,483,426	3,054,079
Write-off of prior-year income tax receivables	565,588	-	-
Effect of expense for which no income tax is deductible	49,153	-	-
Income tax expense	$1,243,875	$-	$-

The significant components of deferred tax assets and liabilities as of June 30, 2026 and 2025 were as follows:

	2026	2025
Deferred tax assets
Contract liabilities	$78,721	74,696
Total deferred tax assets	78,721	74,696
Allowance for deferred tax assets	(78,721)	(74,696)
Deferred tax assets, net	-	-

Deferred tax liabilities
Business combinations	$-	397,423
Total deferred tax liabilities	-	397,423

Value Added Tax (“VAT”)

Revenues from installation and maintenance services, housekeeping services and senior care services, which are classified as household services industry, are subject to a value-added tax, or VAT, rate of 6%. Upon the implementation of the preferential tax policy under the Announcement on Tax Policies for Community Family Services such as Elderly Care, Childcare and Domestic Services (Caishui [2019] No. 76) issued by the Ministry of Finance and other relevant PRC authorities, these services have been exempt from VAT. Sales of goods in connection with the provision of such services, are subject to a VAT rate of 13%.

Revenue from educational consulting services is subject to a VAT tax rate of 6%.

Taxes payable

The Company’s taxes payable as of June 30, 2026 and 2025, consisted of the following:

	2026	2025
Income tax payable	$403,817	$-
Other tax payables	-	5,625
Total	$403,817	$5,625